Note 3 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
3.	CASH AND CASH EQUIVALENTS

The Company’s cash and cash equivalents include cash on hand, bank deposits and term deposits with original maturities of three
months or less, as follows:

		Interest Rate		December 31, 2018	December 31, 2017
Cash at bank and on hand	0	-	2.53%	$55,180	$30,395
Term deposit (less than 90 days)	2.54	-	2.69%	75,000	130,000
Cash and cash equivalents				$130,180	$160,395

Term deposits classified as ‘cash equivalents’ are comprised of bank term deposits with a term to maturity of less than three
months from date of acquisition and interest only payable if held to maturity.